Document and Entity Information	0 Months Ended
Jul. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2014
Registrant Name	LORD ABBETT DEVELOPING GROWTH FUND, INC.
Central Index Key	0000276914
Amendment Flag	false
Document Creation Date	Sep. 19, 2014
Document Effective Date	Oct. 01, 2014
Prospectus Date	Dec. 01, 2013